Trade and Other Receivables, net (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of Trade and Other Receivables, Net

	December 31,
($ thousands)	2020	2019
Trade and other receivables, gross	861,772	897,329
Allowance for credit losses	(15,644)	(22,066)
Trade and other receivables, net	846,128	875,263

Schedule of Activity of Allowance for Credit Losses Related to Trade and Other Receivables
The following table presents the activity in the allowance for credit losses:

	December 31,
($ thousands)	2020	2019	2018
Balance at beginning of year	(22,066)	(29,407)	(22,795)
(Provisions) recoveries, net	(6,096)	3,480	(7,768)
Amounts written off as uncollectible	9,660	3,405	87
Foreign currency translation	(551)	162	1,461
Other (1)	3,409	294	(392)
Balance at end of year	(15,644)	(22,066)	(29,407)
 (1) Includes the adoption of ASC 326 as of January 1, 2020